DEFERRED TAX EXPENSE (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective Tax Rate
Federal statutory	35.00%	35.00%
State and local, net of federal	5.84%	5.84%
Change in Valuation allowance	(40.84%)	(40.84%)
Total effective tax rate	0.00%	0.00%